Note 14 - Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of reconciliation of changes in goodwill [text block]
	2018	2017

Balance at end of previous year	31,401.9	30,511.2
Effect of movements in foreign exchange	1,224.8	489.7
Effect of application of IAS 29 (hyperinflation)	1,686.5	–
Acquisition, (write-off) and disposal through business combinations	(37.0)	401.0
Balance at the end of year	34,276.2	31,401.9

Disclosure of information for cash-generating units [text block]
	Functional currency	2018	2017
LAN:
Brazil	BRL	17,668.4	17,668.4
Goodwill		102,911.0	102,911.0
Non-controlling transactions (i)		(85,242.6)	(85,242.6)
Dominican Republic	DOP	3,510.1	3,163.6
Cuba (ii)	USD	2.0	2.7
Panama	PAB	1,346.3	1,149.3

LAS:
Argentina (iii)	ARS	1,950.7	443.9
Bolivia	BOB	1,370.6	1,170.1
Chile	CLP	48.7	47.0
Paraguay	PYG	873.2	786.1
Uruguay	UYU	177.4	170.7

NA:
Canada	CAD	7,328.8	6,800.1
		34,276.2	31,401.9

Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
CGU	2018
Dominican Republic	12.14%
Brazil	11.20%